UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22491

BrandywineGLOBAL - Global Income Opportunities Fund Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Semi-Annual Report
April 30, 2025

BrandywineGLOBAL —
GLOBAL INCOME
OPPORTUNITIES FUND INC. (BWG)

Managed Distribution Policy: The Fund’s Board of Directors (the “Board”) has authorized a managed distribution plan pursuant to which the Fund makes monthly distributions to shareholders at a fixed rate of $0.0800 per common share, which rate may be adjusted from time to time by the Fund’s Board (the “Plan”). The Plan is intended to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. The Fund is managed with a goal of generating as much of the distribution as possible from net ordinary income and short-term capital gains that is consistent with the Fund’s investment strategy and risk profile. To the extent that sufficient distributable income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. A return of capital may occur, for example, when some or all of the money that was invested in the Fund is paid back to shareholders. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan is subject to the periodic review by the Board to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.

Fund objectives
The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.
What’s inside

BrandywineGLOBAL — Global Income Opportunities Fund Inc.

II

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of BrandywineGLOBAL — Global Income Opportunities Fund Inc. for the six-month reporting period ended April 30, 2025. Please read on for Fund performance information during the Fund’s reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
May 30, 2025

III
BrandywineGLOBAL — Global Income Opportunities Fund Inc.

Performance review
For the six months ended April 30, 2025, BrandywineGLOBAL — Global Income Opportunities Fund Inc. returned 2.48% based on its net asset value (NAV)i and 2.11% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Global Aggregate Indexii, returned 3.74% for the same period.
The Fund has adopted a managed distribution policy (the “Managed Distribution Policy”). Pursuant to this policy, the Fund intends to make regular monthly distributions to common shareholders at a fixed rate per common share, which rate may be adjusted from time to time by the Fund’s Board of Directors. This policy has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the policy helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.48 per share. As of April 30, 2025, the Fund estimates that 69% of the distributions were sourced from net investment income and 31% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of April 30, 2025. Past performance is no guarantee of future results.

Performance Snapshot as of April 30, 2025 (unaudited)
Price Per Share	6-Month Total Return**
$8.93 (NAV)	2.48%†
$8.12 (Market Price)	2.11%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
Looking for additional information?
The Fund is traded under the symbol “BWG” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.
BrandywineGLOBAL — Global Income Opportunities Fund Inc.

IV

Performance review (cont’d)
symbol “XBWGX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the BrandywineGLOBAL — Global Income Opportunities Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
May 30, 2025
RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund.
The Fund’s investments are subject to various risks, including but not limited to, credit, inflation, income, prepayment and interest rate risks. As interest rates increase, the value of fixed income securities decreases. Fixed income securities rated below investment grade are commonly referred to as “high yield” securities or “junk” bonds and are subject to greater liquidity and credit risks (risk of default) than higher-rated securities. Fixed income securities rated C or lower by Moody’s Investor Service, Inc., CCC or lower by Standard & Poor’s Corporation Ratings Group or CC or lower by Fitch Ratings, Inc. or comparably rated by another NRSRO or, if unrated, determined by Brandywine Global Investment Management, LLC to be of comparable quality are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or to be in default or not current in the payment of interest or principal. Ratings may not accurately reflect the actual credit risk associated with a corporate security.

V
BrandywineGLOBAL — Global Income Opportunities Fund Inc.

International investments involve certain risks not associated with domestic investing, such as currency fluctuations, and changes in political, social and economic conditions which could increase volatility. These risks are magnified in emerging or developing markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Mortgage-backed securities are subject to additional risks, including prepayment risk, which can limit the potential gains in a declining interest rate environment. The Fund may invest in foreign currencies or currency derivatives which may increase the risk and volatility of the Fund.
The Fund may invest in illiquid securities and securities/investments that have a leveraging effect on the portfolio which will increase the risks of the Fund. The Fund’s use of leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The use by the Fund of derivatives such as options, forwards or futures contracts for investment and/or risk management purposes may subject the Fund to risks associated with short economic exposure through such derivatives. Taking a short economic position through derivatives exposes the Fund to the risk that it will be obligated to make payments to its counterparty if the underlying asset appreciates in value, thus resulting in a loss to the Fund. The Fund’s loss on a short position, whether caused by the use of derivatives or otherwise, theoretically could be unlimited.
The Fund may invest in contingent convertible securities (“CoCos”). CoCos are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos are subject to risks, such as loss absorption risk (the risk that CoCos’ fully discretionary coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses) and subordination risk (the risk that (i) in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos will generally rank junior to the claims of all holders of unsubordinated obligations of the issuer; and (ii) if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument). The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadviser.
BrandywineGLOBAL — Global Income Opportunities Fund Inc.

VI

Performance review (cont’d)
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg Global Aggregate Index is a market-weighted index of global government, government-related agencies, corporate and securitized fixed income investments.
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VII
BrandywineGLOBAL — Global Income Opportunities Fund Inc.

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

30%
20%
10%
0%
As of April 30, 2025
As of October 31, 2024
18.0
13.8
15.6
19.8
12.2
14.2
11.0
9.4
10.3
11.8
7.4
10.2
5.3
2.8
4.9
8.3
3.7
2.3
3.3
2.0
1.7
3.2
0.9
0.0
0.7
0.8
0.3
0.3
4.7
1.1
Sovereign bonds
Financials
Energy
Mortgage-backed securities
Collateralized mortgage obligations
Communication services
Industrials
Consumer discretionary
Materials
Information technology
Consumer staples
Health care
Utilities
Real estate
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of April 30, 2025, and October 31, 2024, and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited)
April 30, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 86.2%
Communication Services — 6.5%
Interactive Media & Services — 3.7%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	2,200,000	$2,007,198 (a)(b)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	4,000,000	3,619,134 (a)(b)
Total Interactive Media & Services				5,626,332
Media — 2.8%
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	775,000	684,004 (a)(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,000,000	1,051,864 (a)(b)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	782,000	827,835 (b)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	1,430,313	1,334,558 (b)(c)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	725,000	272,477 (b)
Total Media				4,170,738

Total Communication Services				9,797,070
Consumer Discretionary — 8.1%
Automobiles — 0.8%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.000%	3/31/29	1,500,000	1,290,655 (a)
Hotels, Restaurants & Leisure — 5.9%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	3,000,000	2,153,745 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,000,000	936,925 (a)(b)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., Senior Secured Notes	7.000%	8/15/28	1,225,000	713,914 (a)(b)
Grupo Posadas SAB de CV, Senior Secured Notes, Step bond (7.000% to 12/15/25 then 8.000%)	7.000%	12/30/27	3,000,000	2,743,915 (d)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	1,000,000	997,618 (a)(b)
Resorts World Las Vegas LLC/RWLV Capital Inc., Senior Notes	4.625%	4/16/29	1,500,000	1,292,289 (a)(b)
Total Hotels, Restaurants & Leisure				8,838,406
Specialty Retail — 0.5%
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,400,000	736,513 (a)(b)
Textiles, Apparel & Luxury Goods — 0.9%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	2,200,000	1,336,846 (a)(b)

Total Consumer Discretionary				12,202,420
See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 2.9%
Food Products — 2.9%
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	2,630,000	$2,316,375 (a)(b)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	2,115,000	1,967,834 (a)(b)

Total Consumer Staples				4,284,209
Energy — 20.2%
Energy Equipment & Services — 0.7%
NewCo Holding USD 20 Sarl, Senior Secured Notes	9.375%	11/7/29	1,000,000	988,500 (a)(b)
Oil, Gas & Consumable Fuels — 19.5%
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	1,000,000	946,876 (b)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	2,500,000	2,362,500 (d)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	7.750%	2/1/28	2,000,000	1,994,503 (b)
Geopark Ltd., Senior Notes	8.750%	1/31/30	1,980,000	1,713,835 (a)(b)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	4,000,000	3,944,220 (d)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	2,517,986	1,736,494 (a)(b)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,900,000	1,788,894 (a)(b)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	5,290,000	4,892,925 (b)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	2,800,000	2,540,097 (a)(b)
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	1,420,000	1,307,545 (a)(b)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	4,000,000	3,806,713 (a)(b)
YPF SA, Senior Notes	8.250%	1/17/34	2,340,000	2,275,831 (a)
Total Oil, Gas & Consumable Fuels				29,310,433

Total Energy				30,298,933
Financials — 25.8%
Banks — 11.7%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	5,305,000	6,223,306 (b)
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	2,720,000	2,652,156 (b)(e)(f)
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	5,000,000	5,059,183 (a)(b)
Societe Generale SA, Subordinated Notes (7.132% to 1/19/54 then 1 year Treasury Constant Maturity Rate + 2.950%)	7.132%	1/19/55	2,740,000	2,678,742 (a)(b)(f)
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,000,000	$951,549 (b)(f)
Total Banks				17,564,936
Capital Markets — 6.6%
BW Real Estate Inc., Senior Notes (9.500% to 3/30/30 then 5 year Treasury Constant Maturity Rate + 5.402%)	9.500%	3/30/30	1,920,000	1,894,516 (a)(b)(e)(f)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	7,000,000	7,524,940 (b)
XP Inc., Senior Notes	6.750%	7/2/29	370,000	376,325 (a)(b)
Total Capital Markets				9,795,781
Consumer Finance — 4.2%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	3,150,000	2,903,734 (b)(e)(f)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,700,000	3,374,663 (a)(b)
Total Consumer Finance				6,278,397
Financial Services — 3.3%
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	2,470,000	2,465,604 (a)(b)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	2,500,000	2,483,802 (a)(b)
Total Financial Services				4,949,406

Total Financials				38,588,520
Health Care — 1.5%
Health Care Providers & Services — 1.5%
Prime Healthcare Services Inc., Senior Secured Notes	9.375%	9/1/29	2,290,000	2,185,303 (a)(b)

Industrials — 8.1%
Aerospace & Defense — 1.6%
Boeing Co., Senior Notes	5.805%	5/1/50	2,620,000	2,457,774 (b)
Commercial Services & Supplies — 1.7%
Deluxe Corp., Senior Secured Notes	8.125%	9/15/29	2,500,000	2,506,485 (a)(b)
Construction & Engineering — 1.5%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru S.R.L., Senior Secured Notes	4.050%	4/27/26	300,000	293,715 (a)(b)
Brand Industrial Services Inc., Senior Secured Notes	10.375%	8/1/30	2,000,000	1,902,352 (a)(b)
Total Construction & Engineering				2,196,067
See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrial Conglomerates — 1.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes	9.750%	1/15/29	2,230,000	$2,203,798 (b)
Professional Services — 1.8%
Concentrix Corp., Senior Notes	6.850%	8/2/33	2,700,000	2,737,811 (b)

Total Industrials				12,101,935
Information Technology — 5.5%
Communications Equipment — 1.5%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,000,000	936,719 (a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	1,300,000	1,274,989 (a)(b)
Total Communications Equipment				2,211,708
IT Services — 1.7%
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	1,383,000	1,325,135 (a)(b)
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	1,256,000	1,201,050 (a)(b)
Total IT Services				2,526,185
Software — 2.3%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	2,000,000	1,722,590 (a)(b)
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., Senior Secured Notes	8.000%	6/15/29	2,000,000	1,773,917 (a)(b)
Total Software				3,496,507

Total Information Technology				8,234,400
Materials — 6.0%
Chemicals — 3.2%
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	2,500,000	2,400,606 (a)(b)
Chemours Co., Senior Notes	5.750%	11/15/28	2,000,000	1,814,390 (a)(b)
CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes	6.125%	6/15/28	547,000	529,211 (a)(b)
Total Chemicals				4,744,207
Metals & Mining — 2.8%
CSN Resources SA, Senior Notes	8.875%	12/5/30	2,000,000	1,916,294 (a)(b)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,376,000	1,360,493 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,000,000	1,014,804 (a)
Total Metals & Mining				4,291,591

Total Materials				9,035,798
Real Estate — 0.5%
Hotel & Resort REITs — 0.5%
XHR LP, Senior Secured Notes	4.875%	6/1/29	850,000	799,859 (a)(b)
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 1.1%
Electric Utilities — 1.1%
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	7.875%	9/15/30	1,960,000	$1,614,770 (a)(b)

Total Corporate Bonds & Notes (Cost — $132,051,401)				129,143,217
Sovereign Bonds — 29.7%
Argentina — 3.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	6,520,800	5,004,714
Brazil — 9.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	70,715,000 BRL	10,661,795
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	20,350,000 BRL	2,864,950
Total Brazil				13,526,745
Colombia — 1.5%
Colombia Government International Bond, Senior Notes	8.000%	4/20/33	2,200,000	2,237,908
El Salvador — 0.9%
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	1,640,000	1,327,530 (a)
Mexico — 11.5%
Mexican Bonos, Bonds	8.000%	11/7/47	170,400,000 MXN	7,209,818
Mexican Bonos, Bonds	8.000%	7/31/53	146,000,000 MXN	6,100,345
Mexican Bonos, Senior Notes	7.750%	11/13/42	94,100,000 MXN	3,949,731
Total Mexico				17,259,894
Panama — 3.5%
Panama Government International Bond, Senior Notes	3.870%	7/23/60	4,855,000	2,639,132
Panama Government International Bond, Senior Notes	4.500%	1/19/63	4,120,000	2,520,356
Total Panama				5,159,488

Total Sovereign Bonds (Cost — $50,260,593)				44,516,279
Mortgage-Backed Securities — 18.2%
GNMA — 18.2%
Government National Mortgage Association (GNMA) II (Cost — $27,263,131)	6.000%	10/20/53- 4/20/55	26,924,357	27,308,668 (b)
See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Collateralized Mortgage Obligations(g) — 17.1%
1211 Avenue of the Americas Trust, 2015- 1211 A1A2	3.901%	8/10/35	2,500,000	$2,464,325 (a)
Banc of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.152%	2/15/50	37,690,281	477,634 (f)
BANK, 2017-BNK4 XA, IO	1.489%	5/15/50	3,715,449	78,087 (f)
BWAY Mortgage Trust, 2013-1515 A2	3.454%	3/10/33	1,987,745	1,895,477 (a)
BX Trust, 2019-OC11 C	3.856%	12/9/41	1,500,000	1,405,258 (a)
BX Trust, 2024-VLT4 B (1 mo. Term SOFR + 1.941%)	6.263%	7/15/29	4,480,000	4,444,128 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025-MN10 M2 (30 Day Average SOFR + 2.850%)	7.204%	2/25/45	1,210,000	1,183,798 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.754%	2/25/42	1,800,000	1,838,667 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-HQA1 M1A (30 Day Average SOFR + 2.000%)	6.354%	5/25/43	910,243	916,727 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA2 M2 (30 Day Average SOFR + 2.564%)	6.918%	3/25/49	601,989	608,263 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R05 2B1 (30 Day Average SOFR + 2.000%)	6.354%	7/25/44	2,520,000	2,491,920 (a)(b)(f)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C23 B	4.258%	7/15/50	1,450,000	1,432,160 (f)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 AS	3.859%	11/15/52	1,441,193	1,377,884
Wells Fargo Commercial Mortgage Trust, 2015-C31 B	4.482%	11/15/48	2,080,000	2,053,168 (f)
Wells Fargo Commercial Mortgage Trust, 2021-C61 D	2.500%	11/15/54	2,500,000	1,861,712 (a)
Western Alliance Bank, 2022-CL4 M1 (30 Day Average SOFR + 2.250%)	6.604%	10/25/52	1,083,922	1,114,285 (a)(f)

Total Collateralized Mortgage Obligations (Cost — $25,695,887)				25,643,493
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 4.3%
Communication Services — 3.6%
Diversified Telecommunication Services — 1.7%
Numericable U.S. LLC, USD Term Loan B14 (3 mo. Term SOFR + 5.500%)	9.756%	8/15/28	2,902,343	$2,624,444 (f)(h)(i)
Wireless Telecommunication Services — 1.9%
Gogo Intermediate Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.864%)	8.186%	4/30/28	3,000,000	2,850,930 (f)(h)(i)

Total Communication Services				5,475,374
Industrials — 0.7%
Commercial Services & Supplies — 0.7%
GEO Group Inc., Term Loan	—	4/4/29	1,000,000	1,015,310 (j)

Total Senior Loans (Cost — $6,136,318)				6,490,684
Convertible Bonds & Notes — 2.0%
Communication Services — 2.0%
Media — 2.0%
Cable One Inc., Senior Notes	1.125%	3/15/28	2,000,000	1,605,000
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	1,230,149	1,329,299 (c)

Total Convertible Bonds & Notes (Cost — $2,992,175)				2,934,299
			Shares
Common Stocks — 0.0%††
Utilities — 0.0%††
Electric Utilities — 0.0%††
New Fortress Energy Inc. (Cost — $0)			15,840	75,534 *(k)(l)(m)
Total Investments before Short-Term Investments (Cost — $244,399,505)				236,112,174
	Rate
Short-Term Investments — 7.7%
Money Market Funds — 4.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $6,497,510)	4.206%		6,497,510	6,497,510 (n)(o)
See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 3.4%
Egypt Treasury Bills (Cost — $5,006,258)	28.466%	6/17/25	266,000,000 EGP	$5,063,552 (p)

Total Short-Term Investments (Cost — $11,503,768)				11,561,062
Total Investments — 165.2% (Cost — $255,903,273)				247,673,236
Mandatory Redeemable Preferred Stock, at Liquidation Value — (16.7)%				(25,000,000)
Other Liabilities in Excess of Other Assets — (48.5)%				(72,786,610)
Total Net Assets Applicable to Common Shareholders — 100.0%				$149,886,626

See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (Note 5).
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	All or a portion of this loan has not settled as of April 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(l)	Security is valued using significant unobservable inputs (Note 1).
(m)	Restricted security (Note 10).
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2025, the total market value of investments in Affiliated
Companies was $6,497,510 and the cost was $6,497,510 (Note 9).

(p)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
EGP	—	Egyptian Pound
IO	—	Interest Only
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At April 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	254	6/25	$27,286,765	$27,735,608	$448,843
U.S. Treasury 10-Year Notes	232	6/25	25,640,236	26,034,750	394,514
United Kingdom Long Gilt Bonds	65	6/25	8,065,263	8,101,217	35,954
Net unrealized appreciation on open futures contracts					$879,311
At April 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,090,000	USD	7,653,371	Citibank N.A.	5/5/25	$380,966
USD	8,067,711	EUR	7,090,000	JPMorgan Chase & Co.	5/5/25	33,374
ZAR	234,000,000	USD	12,141,255	Citibank N.A.	5/13/25	425,717
KRW	10,350,000,000	USD	7,313,971	Citibank N.A.	7/8/25	(534)
BRL	29,100,000	USD	4,847,980	HSBC Securities Inc.	7/18/25	184,170
USD	12,446,274	BRL	75,000,000	HSBC Securities Inc.	7/18/25	(523,186)
USD	11,119,381	MXN	221,100,000	Citibank N.A.	7/29/25	(20,336)
EUR	7,090,000	USD	8,115,179	JPMorgan Chase & Co.	8/5/25	(34,648)
Net unrealized appreciation on open forward foreign currency contracts						$445,523

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
EUR	—	Euro
KRW	—	South Korean Won
MXN	—	Mexican Peso
USD	—	United States Dollar
ZAR	—	South African Rand
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
At April 30, 2025, the Fund had the following open swap contracts:
OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 6.875%, due 1/15/28)	$1,625,000	6/20/25	1.894%	1.000% quarterly	$(2,033)	$(4,670)	$2,637

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
Summary of Investments by Country#
United States	56.6%
Mexico	10.1
Brazil	8.7
France	4.2
Argentina	2.9
Canada	2.6
Israel	2.5
Colombia	2.4
Panama	2.1
Zambia	1.0
Peru	0.7
El Salvador	0.5
Jersey	0.5
United Kingdom	0.4
Chile	0.1
Short-Term Investments	4.7
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2025, and are subject to change.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Statement of assets and liabilities (unaudited)
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $249,405,763)	$241,175,726
Investments in affiliated securities, at value (Cost — $6,497,510)	6,497,510
Foreign currency, at value (Cost — $471)	492
Interest receivable	4,301,369
Deposits with brokers for open futures contracts	1,176,348
Unrealized appreciation on forward foreign currency contracts	1,024,227
Deposits with brokers for OTC derivatives	280,000
Receivable from brokers — net variation margin on open futures contracts	63,685
Foreign currency collateral for open futures contracts, at value (Cost — $12,767)	12,738
Dividends receivable from affiliated investments	11,218
Receivable for open OTC swap contracts	1,896
Deposits with brokers	22
Prepaid expenses	15,689
Total Assets	254,560,920
Liabilities:
Loan payable (Note 5)	76,000,000
Mandatory Redeemable Preferred Stock ($10 liquidation value per share; 2,500,000 shares issued and outstanding) (net of deferred offering costs of $97,263) (Note 6)	24,902,737
Distributions payable to Common Shareholders	1,343,347
Payable for securities purchased	1,007,500
Unrealized depreciation on forward foreign currency contracts	578,704
Interest and commitment fees payable	318,567
Distributions payable to Mandatory Redeemable Preferred Stockholders	189,303
Investment management fee payable	132,544
Foreign withholding tax payable	14,471
OTC swaps, at value (premiums received — $4,670)	2,033
Directors’ fees payable	274
Accrued expenses	184,814
Total Liabilities	104,674,294
Total Net Assets Applicable to Common Shareholders	$149,886,626
Net Assets Applicable to Common Shareholders:
Common stock par value ($0.001 par value; 16,791,836 shares issued and outstanding; 97,500,000 common shares authorized)	$16,792
Paid-in capital in excess of par value	240,490,553
Total distributable earnings (loss)	(90,620,719)
Total Net Assets Applicable to Common Shareholders	$149,886,626
Common Shares Outstanding	16,791,836
Net Asset Value Per Common Share	$8.93
See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended April 30, 2025

Investment Income:
Interest	$10,596,799
Dividends from affiliated investments	81,159
Less: Foreign taxes withheld	(125,282)
Total Investment Income	10,552,676
Expenses:
Interest expense (Note 5)	1,855,896
Investment management fee (Note 2)	1,082,382
Distributions to Mandatory Redeemable Preferred Stockholders (Notes 1 and 6)	588,245
Fund accounting fees	41,427
Amortization of preferred stock offering costs (Note 6)	35,872
Legal fees	33,191
Audit and tax fees	31,371
Directors’ fees	29,447
Shareholder reports	25,870
Custody fees	17,474
Rating agency fees	13,214
Commitment fees (Note 5)	13,003
Transfer agent fees	12,711
Stock exchange listing fees	6,199
Insurance	817
Miscellaneous expenses	17,626
Total Expenses	3,804,745
Less: Fee waivers and/or expense reimbursements (Note 2)	(256,533)
Net Expenses	3,548,212
Net Investment Income	7,004,464
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	570,571
Futures contracts	(1,423,606)
Swap contracts	23,887
Forward foreign currency contracts	(1,334,632)
Foreign currency transactions	(169,215)
Net Realized Loss	(2,332,995)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(3,800,014)
Futures contracts	2,329,745
Swap contracts	(10,848)
Forward foreign currency contracts	324,406
Foreign currencies	72,747
Change in Net Unrealized Appreciation (Depreciation)	(1,083,964)
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(3,416,959)
Increase in Net Assets Applicable to Common Shareholders From Operations	$3,587,505
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2025 (unaudited) and the Year Ended October 31, 2024	2025	2024
Operations:
Net investment income	$7,004,464	$14,025,383
Net realized loss	(2,332,995)	(5,792,186)
Change in net unrealized appreciation (depreciation)	(1,083,964)	21,471,729
Increase in Net Assets Applicable to Common Shareholders From Operations	3,587,505	29,704,926
Distributions to Common Shareholders From (Note 1):
Total distributable earnings	(8,060,081)	(9,653,905)
Return of capital	—	(6,466,258)
Decrease in Net Assets From Distributions to Common Shareholders	(8,060,081)	(16,120,163)
Increase (Decrease) in Net Assets Applicable to Common Shareholders	(4,472,576)	13,584,763
Net Assets Applicable to Common Shareholders:
Beginning of period	154,359,202	140,774,439
End of period	$149,886,626	$154,359,202
See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Statement of cash flows (unaudited)
For the Six Months Ended April 30, 2025

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets applicable to common shareholders resulting from operations	$3,587,505
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(114,200,952)
Sales of portfolio securities	131,685,719
Net purchases, sales and maturities of short-term investments	(8,359,077)
Net amortization of premium (accretion of discount)	(1,303,492)
Increase in interest receivable	(169,334)
Increase in prepaid expenses	(10,092)
Decrease in dividends receivable from affiliated investments	7,090
Decrease in net premiums received for OTC swap contracts	(16,907)
Increase in receivable from brokers — net variation margin on open futures contracts	(63,685)
Decrease in payable for securities purchased	(2,337,326)
Amortization of preferred stock offering costs	35,872
Decrease in investment management fee payable	(15,188)
Decrease in Directors’ fees payable	(2,992)
Increase in interest and commitment fees payable	19,695
Decrease in distributions payable to Mandatory Redeemable Preferred Stockholders	(188,595)
Decrease in payable to brokers — net variation margin on open futures contracts	(93,844)
Increase in foreign withholding tax payable	14,471
Decrease in accrued expenses	(5,589)
Net realized gain on investments	(570,571)
Change in net unrealized appreciation (depreciation) of investments, OTC swap contracts and forward foreign currency contracts	3,486,456
Net Cash Provided in Operating Activities*	11,499,164
Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(8,060,081)
Proceeds from loan facility borrowings	25,000,000
Repayment of loan facility borrowings	(10,000,000)
Redemption of Mandatory Redeemable Preferred Stock	(25,000,000)
Net Cash Used by Financing Activities	(18,060,081)
Net Decrease in Cash and Restricted Cash	(6,560,917)
Cash and restricted cash at beginning of period	8,030,517
Cash and restricted cash at end of period	$1,469,600

*	Included in operating expenses is $1,849,204 paid for interest and commitment fees on borrowings and $776,840 paid for distributions to Mandatory Redeemable Preferred Stockholders.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Statement of cash flows (unaudited) (cont’d)
For the Six Months Ended April 30, 2025
The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of
Cash Flows.
April 30, 2025
Cash	$492
Restricted cash	1,469,108
Total cash and restricted cash shown in the Statement of Cash Flows	$1,469,600
Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations under derivative contracts. It is separately reported on the Statement of Assets and Liabilities as Deposits with brokers.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Financial highlights

For a common share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
	2025[1,2]	2024[1]	2023[1]	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$9.19	$8.38	$8.95	$13.16	$13.35	$14.46
Income (loss) from operations:
Net investment income	0.42	0.84	0.81	0.79	0.75	0.65
Net realized and unrealized gain (loss)	(0.20)	0.93	(0.38)	(3.93)	(0.00)[3]	(0.93)
Total income (loss) from operations	0.22	1.77	0.43	(3.14)	0.75	(0.28)
Less distributions to common shareholders from:
Net investment income	(0.48)[4]	(0.57)	(0.11)	(0.99)	(0.67)	(0.84)
Return of capital	—	(0.39)	(0.89)	(0.08)	(0.27)	—
Total distributions to common shareholders	(0.48)	(0.96)	(1.00)	(1.07)	(0.94)	(0.84)
Anti-dilutive impact of tender offer	—	—	—	—	—	0.01 [5]
Net asset value, end of period	$8.93	$9.19	$8.38	$8.95	$13.16	$13.35
Market price, end of period	$8.12	$8.42	$7.03	$7.83	$12.23	$11.01
Total return, based on NAV[6,7]	2.48%	21.50%	4.40%	(24.82)%	5.46%	(1.83)%
Total return, based on Market Price[8]	2.11%	34.18%	1.71%	(28.37)%	19.70%	(4.41)%
Net assets applicable to common shareholders, end of period (millions)	$150	$154	$141	$150	$221	$224
Ratios to average net assets:
Gross expenses	5.05%[9]	5.42%	5.29%	3.47%	2.81%	3.05%[10]
Net expenses[11,12]	4.71 [9]	5.08	5.00	3.27	2.66	2.89 [10]
Net investment income	9.29 [9]	8.92	8.83	7.19	5.40	4.75 [10]
Portfolio turnover rate	47%	59%	51%	32%	49%	61%
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Financial highlights (cont’d)
For a common share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
	2025[1,2]	2024[1]	2023[1]	2022[1]	2021[1]	2020[1]
Supplemental data:
Loan Outstanding, End of Period (000s)	$76,000	$61,000	$61,000	$61,000	$60,000	$60,000
Asset Coverage Ratio for Loan Outstanding[13]	330%	435%	413%	428%	568%	573%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[13]	$3,301	$4,350	$4,127	$4,282	$5,682	$5,735
Weighted Average Loan (000s)	$72,464	$61,000	$61,000	$66,255	$60,000	$88,962
Weighted Average Interest Rate on Loan	5.09%	5.96%	5.48%	1.78%	0.79%	1.50%
Mandatory Redeemable Preferred Stock at Liquidation Value, End of Period (000s)	$25,000	$50,000	$50,000	$50,000	$60,000	$60,000
Asset Coverage Ratio for Mandatory Redeemable Preferred Stock[14]	248%	239%	227%	235%	284%	287%
Asset Coverage, per $10 and/or $100,000 Liquidation Value per Share of Mandatory Redeemable Preferred Stock[14]	$25	$24	$23	$24	$284,115	$286,740

See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination thereof. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]	The tender offer was completed at a price of $13.53 for 4,197,959 shares and $56,798,385 for the year ended October 31, 2020.
[6]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[7]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Annualized.
[10]
Included in the expense ratios are certain non-recurring legal and transfer agent fees that were incurred by the
Fund during the period. Without these fees, the gross and net expense ratios would have been 2.85% and 2.69%, respectively.

[11]	Reflects fee waivers and/or expense reimbursements.
[12]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[13]	Represents value of net assets plus the loan outstanding and mandatory redeemable preferred stock at the end of the period divided by the loan outstanding at the end of the period.
[14]
Represents value of net assets plus the loan outstanding and mandatory redeemable preferred stock at the end of the period divided by the loan and mandatory redeemable preferred stock outstanding at the end of the period.

See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$129,143,217	—	$129,143,217
Sovereign Bonds	—	44,516,279	—	44,516,279
Mortgage-Backed Securities	—	27,308,668	—	27,308,668
Collateralized Mortgage Obligations	—	25,643,493	—	25,643,493
Senior Loans	—	6,490,684	—	6,490,684
Convertible Bonds & Notes	—	2,934,299	—	2,934,299
Common Stocks	—	—	$75,534	75,534
Total Long-Term Investments	—	236,036,640	75,534	236,112,174
Short-Term Investments†:
Money Market Funds	$6,497,510	—	—	6,497,510
Sovereign Bonds	—	5,063,552	—	5,063,552
Total Short-Term Investments	6,497,510	5,063,552	—	11,561,062
Total Investments	$6,497,510	$241,100,192	$75,534	$247,673,236
Other Financial Instruments:
Futures Contracts††	$879,311	—	—	$879,311
Forward Foreign Currency Contracts††	—	$1,024,227	—	1,024,227
Total Other Financial Instruments	$879,311	$1,024,227	—	$1,903,538
Total	$7,376,821	$242,124,419	$75,534	$249,576,774
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$578,704	—	$578,704
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	2,033	—	2,033
Total	—	$580,737	—	$580,737

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2025, the total notional value of all credit default swaps to sell protection was $1,625,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended April 30, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(g) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of April 30, 2025, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $580,737. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of April 30, 2025, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $280,000, which could be used to reduce the required payment.
(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(m) Distributions to shareholders. Distributions to common shareholders from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Common shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions to common shareholders of net realized gains, if any, are declared at least annually. Pursuant to its Managed Distribution Policy, adopted by the Fund in August 2012, the Fund intends to make regular monthly distributions to common shareholders at a fixed rate per common share, which rate may be adjusted from time to time by the Fund’s Board. Under the Fund’s Managed Distribution Policy, if, for any monthly distribution, the value of the Fund’s net investment income and net realized capital gain is less than the amount of the distribution, the difference will be distributed from the Fund’s net assets (and may constitute a “return of capital”). The Board may modify, terminate or suspend the Managed Distribution Policy at any time, including when certain events would make part of the return of capital taxable to common shareholders. Any such modification, termination or suspension could have an adverse effect on the market price of the Fund’s shares. Distributions to common shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
Distributions to holders of Mandatory Redeemable Preferred Stock (“MRPS”) are accrued on a daily basis as described in Note 6 and are treated as an operating expense as required by GAAP. For tax purposes, the payments made to the holders of the Fund’s MRPS are treated as dividends or distributions. The character of distributions to MRPS holders made during the year may differ from their ultimate characterization for federal income tax purposes.
(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily managed assets. “Managed assets” means net assets plus the amount of any borrowing and assets attributable to any preferred stock that may be outstanding. FTFA delegates to Brandywine Global the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
During periods in which the Fund utilizes financial leverage, the fees paid to FTFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.
Effective June 1, 2022, FTFA implemented a voluntary investment management fee waiver of 0.15% that continued until May 31, 2023. Effective June 1, 2023, FTFA implemented a voluntary investment management fee waiver of 0.20% that will continue until June 30, 2026.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waivers”).
During the six months ended April 30, 2025, fees waived and/or expenses reimbursed amounted to $256,533, which included an affiliated money market fund waiver of $1,855.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$84,820,631	$29,380,321
Sales	93,618,270	38,067,449

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

At April 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$255,996,067	$4,958,360	$(13,281,191)	$(8,322,831)
Futures contracts	—	879,311	—	879,311
Forward foreign currency contracts	—	1,024,227	(578,704)	445,523
Swap contracts	(4,670)	2,637	—	2,637
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$879,311	—	$879,311
Forward foreign currency contracts	—	$1,024,227	1,024,227
Total	$879,311	$1,024,227	$1,903,538

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$578,704	—	$578,704
OTC swap contracts[3]	—	$2,033	2,033
Total	$578,704	$2,033	$580,737

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(1,423,606)	—	—	$(1,423,606)
Swap contracts	—	—	$23,887	23,887
Forward foreign currency contracts	—	$(1,334,632)	—	(1,334,632)
Total	$(1,423,606)	$(1,334,632)	$23,887	$(2,734,351)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$2,329,745	—	—	$2,329,745
Swap contracts	—	—	$(10,848)	(10,848)
Forward foreign currency contracts	—	$324,406	—	324,406
Total	$2,329,745	$324,406	$(10,848)	$2,643,303
During the six months ended April 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$59,513,784
Forward foreign currency contracts (to buy)	24,793,715
Forward foreign currency contracts (to sell)	35,139,710
Average Notional Balance
Credit default swap contracts (sell protection)	$1,625,000

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Citibank N.A.	$806,683	$(20,870)	$785,813	—	$785,813
HSBC Securities Inc.	184,170	(523,186)	(339,016)	$260,000	(79,016)
JPMorgan Chase & Co.	33,374	(34,648)	(1,274)	—	(1,274)
Morgan Stanley & Co. Inc.	—	(2,033)	(2,033)	2,033	—
Total	$1,024,227	$(580,737)	$443,490	$262,033	$705,523

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Loan
The Fund has a Master Margin Loan Agreement (the “BNYM Credit Agreement”) with The Bank of New York Mellon (“BNYM”) as lender. The BNYM Credit Agreement provides for borrowings in an aggregate principal amount of up to $100,000,000, subject to the terms and conditions therein. Each loan under the BNYM Credit Agreement constitutes an open commitment by BNYM terminable upon 180 days’ notice by the Fund or BNYM. The Fund pays interest on borrowings calculated based on the Overnight Bank Funding Rate plus applicable margin. The Overnight Bank Funding Rate is a volume weighted median measure of U.S. dollar funding costs for U.S. based banks calculated using both federal funds transactions and overnight eurodollar time deposits. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.25% except that no commitment fee is accrued when the aggregate outstanding balance of the loan is equal to or greater than 75% of the margin loan commitment amount. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of BNYM. The BNYM Credit Agreement contains certain covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the BNYM Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the BNYM Credit Agreement for the six months ended April 30, 2025 was $1,855,896. For the six months ended April 30, 2025, the Fund incurred commitment fees of $13,003. For the six months ended April 30, 2025, the average daily
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
loan balance was $72,464,088 and the weighted average interest rate was 5.09%. At April 30, 2025, the Fund had $76,000,000 of borrowings outstanding.
6. Mandatory redeemable preferred stock
On December 30, 2019, the Fund completed a private placement of $50,000,000 fixed rate Mandatory Redeemable Preferred Stock (”MRPS”). Net proceeds from the offering were used, in part, to refinance leverage provided by redeemed MRPS. Offering costs incurred by the Fund in connection with the MRPS issuance are being amortized to expense over the respective life of each series of MRPS.
On December 23, 2024, the Fund redeemed 2,500,000 shares of Series D MRPS at a liquidation value of $25,000,000 plus any accumulated unpaid dividends.
The table below summarizes the key terms of the MRPS  outstanding at April 30, 2025.

Series	Term Redemption Date	Rate	Shares	Liquidation Preference Per Share	Aggregate Liquidation Value	Estimated Fair Value
Series E	12/30/2026	3.71%	2,500,000	$10	$25,000,000	$24,217,611
The MRPS are not listed on any exchange or automated quotation system. The estimated fair value of the MRPS was calculated, for disclosure purposes, based on estimated market yields and credit spreads for comparable instruments with similar maturity, terms and structure. The MRPS are categorized as Level 3 within the fair value hierarchy.
Holders of MRPS are entitled to receive quarterly cumulative cash dividends payable on the first business day following each quarterly dividend date (February 15, May 15, August 15 and November 15). In the event of a rating downgrade of any series of the MRPS below “A” by Fitch Ratings Inc., the applicable dividend rate will increase, according to a predetermined schedule, by 0.5% to 4.0%.
The MRPS rank senior to the Fund’s outstanding common stock and on parity with any other preferred stock. The Fund may, at its option, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends plus the make- whole amount equal to the discounted value of the remaining scheduled payments. If the Fund fails to maintain a total leverage (debt and preferred stock) asset coverage ratio of at least 225% or is in default of specified rating agency requirements, the MRPS are subject to mandatory redemption under certain provisions.
The Fund may not declare dividends or make other distributions on shares of its common stock unless the Fund has declared and paid full cumulative dividends on the MRPS, due on or prior to the date of the common stock dividend or distribution, and meets the MRPS asset coverage and rating agency requirements.
The holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect two Directors of the Fund, voting separately as a class.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

7. Distributions to common shareholders subsequent to April 30, 2025
The following distributions to common shareholders have been declared by the Fund’s Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
4/23/2025	5/1/2025	$0.0800
5/22/2025	6/2/2025	$0.0800
6/23/2025	7/1/2025	$0.0800
7/24/2025	8/1/2025	$0.0800
8/22/2025	9/2/2025	$0.0800
8. Stock repurchase program
On November 16, 2015, the Fund announced that the Fund’s Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended April 30, 2025, and the year ended October 31, 2024, the Fund did not repurchase any shares.
Since the commencement of the stock repurchase program through April 30, 2025, the Fund repurchased 86,958 shares or 0.41% of its common shares outstanding for a total amount of $1,165,853.
9. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2025. The following transactions were effected in such company for the six months ended April 30, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$92,440,371	92,440,371	$85,942,861	85,942,861
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$81,159	—	$6,497,510
10. Restricted securities
The following Fund investment is restricted as to resale and, in the absence of a readily ascertainable market value, is fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2025	Value Per Share	Percent of Net Assets
New Fortress Energy Inc., Common Shares	15,840	12/24	$0 (a)	$75,534	$4.77	0.05%

(a)	Amount represents less than $1.
11. Deferred capital losses
As of October 31, 2024, the Fund had deferred capital losses of $79,876,092, which have no expiration date, that will be available to offset future taxable capital gains.
12. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Semi-Annual Report

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of BrandywineGLOBAL – Global Income Opportunities Fund Inc. was held on April 14, 2025 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of directors
Nominees	Common Shares and Preferred Shares, voting together, Voted FOR Election	Common Shares and Preferred Shares, voting together, WITHHELD	Common Shares and Preferred Shares, voting together, ABSTAIN	Preferred Shares, Voted FOR Election	Preferred Shares, WITHHELD	Preferred Shares, ABSTAIN
Carol L. Colman	--	--	--	2,500,000	0	0
Anthony Grillo	15,982,231	161,039	117,639	--	--	--
At the Meeting, Ms. Colman and Mr. Grillo were each duly elected by the shareholders to serve as Class I Directors of the Fund until the 2028 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
 At April 30, 2025, in addition to Ms. Colman and Mr. Grillo, the other Directors of the Fund were as follows:
Robert D. Agdern
Eileen A. Kamerick
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended October 31, 2025.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
16,099,505	52,836	108,568	0

BrandywineGLOBAL — Global Income Opportunities Fund Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such
BrandywineGLOBAL — Global Income Opportunities Fund Inc.

Dividend reinvestment plan (unaudited) (cont’d)
withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

BrandywineGLOBAL — Global Income Opportunities Fund Inc.

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BrandywineGLOBAL  —
Global Income Opportunities Fund Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
BrandywineGLOBAL — Global Income Opportunities Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment
Management, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
BWG

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•  Personal information included on applications or other forms;
•  Account balances, transactions, and mutual fund holdings and positions;
•  Bank account information, legal documents, and identity verification documentation; and
•  Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•  Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•  Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
Revised December 2023.
NOT PART OF THE SEMI-ANNUAL REPORT

BrandywineGLOBAL — Global Income Opportunities Fund Inc.
BrandywineGLOBAL — Global Income Opportunities Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of BrandywineGLOBAL — Global Income Opportunities Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90884-S  6/25

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

 Not applicable.

Item 4.	Principal Accountant Fees and Services.

 Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

BrandywineGLOBAL - Global Income Opportunities Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 23, 2025